Goodwill (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Changes in the carrying amount of goodwill by operating segment
Goodwill, Beginning Balance		$ 2,827	$ 3,295	$ 3,294
Goodwill, Allocation Adjustment			2	2
Goodwill, Impaired, Accumulated Impairment Loss	(492)	(492)	(492)	0
Goodwill acquired during the period		17	12	10
Goodwill disposed of during the year			(1)	(3)
Goodwill impairment charge	(492)		(492)	0		0
Goodwill, Gross	3,319	3,321	3,319	3,295
Other movements				1	[1],[2]
Foreign exchange		(15)	11	(9)
Goodwill, Ending Balance	2,827	2,829	2,827	3,295		3,294
Tax benefit arising on exercise of fully vested stock options			0	(1)
Global
Changes in the carrying amount of goodwill by operating segment
Goodwill, Beginning Balance		1,127	1,122	1,063
Goodwill, Allocation Adjustment			0	0
Goodwill, Impaired, Accumulated Impairment Loss	0	0	0	0
Goodwill acquired during the period		16	0	0
Goodwill disposed of during the year			0	0
Goodwill impairment charge			0
Goodwill, Gross	1,127	1,136	1,127	1,122
Other movements				60	[1],[2]
Foreign exchange		(7)	5	(1)
Goodwill, Ending Balance	1,127	1,136	1,127	1,122
Goodwill reallocation				60
North America
Changes in the carrying amount of goodwill by operating segment
Goodwill, Beginning Balance		1,300	1,782	1,783
Goodwill, Allocation Adjustment			0	0
Goodwill, Impaired, Accumulated Impairment Loss	(492)	(492)	(492)	0
Goodwill acquired during the period		0	10	0
Goodwill disposed of during the year			0	(3)
Goodwill impairment charge			(492)
Goodwill, Gross	1,792	1,792	1,792	1,782
Other movements				2	[1],[2]
Foreign exchange		0	0	0
Goodwill, Ending Balance	1,300	1,300	1,300	1,782
Goodwill reallocation				1
International
Changes in the carrying amount of goodwill by operating segment
Goodwill, Beginning Balance		400	391	448
Goodwill, Allocation Adjustment			2	2
Goodwill, Impaired, Accumulated Impairment Loss	0	0	0	0
Goodwill acquired during the period		1	2	10
Goodwill disposed of during the year			(1)	0
Goodwill impairment charge			0
Goodwill, Gross	400	393	400	391
Other movements				(61)	[1],[2]
Foreign exchange		(8)	6	(8)
Goodwill, Ending Balance	400	393	400	391
Global and international [Member]
Changes in the carrying amount of goodwill by operating segment
Goodwill impairment charge			$ 0	$ 0

[1]	Effective January 1, 2011, the Company changed its internal reporting structure: Global Markets International, previously reported within the International segment, is now reported in the Global segment; and Mexico Retail, which was previously reported within the International segment, is now reported in the North America segment. As a result of these changes, goodwill of $60 million has been reallocated from the International segment into the Global segment for Global Markets International, and $1 million has been reallocated from the International segment into the North America segment for Mexico Retail. Goodwill has been reallocated between segments using the relative fair value allocation approach.
[2]	North America — $nil (2011: $(1) million) tax benefit arising on the exercise of fully vested HRH stock options which were issued as part of the acquisition of HRH in 2008.